Financial risk management (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Currency risk b r l [member]
IfrsStatementLineItems [Line Items]
Exchange rate exposure	5.2177
Cash and cash equivalents and financial investments	$ 61,919
Exchange rate exposure	5.2177
Loans and financings	$ 277,852
Derivative financial instruments	(292)
Currency risk b r l [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest rates	2.06%
Currency risk b r l [member] | Comprehensive income1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1	$ 1,274
Exchange price at negative25	(15,479)
Exchange price at negative50	(30,959)
Exchange price at positive25	15,479
Exchange price at positive50	30,959
Currency risk b r l [member] | Income Statement 1 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Exchange rate at scenario2
Currency risk b r l [member] | Comprehensive Income 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative25	69,463
Exchange price at negative50	138,926
Exchange price at positive25	(69,463)
Exchange price at positive50	(138,926)
Exchange rate at scenario2	$ (5,717)
Currency risk b r l [member] | Income Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rates	2.06%
Exchange rate at scenario1	$ (6)
Exchange price at negative25	73
Exchange price at negative50	146
Exchange price at positive25	(73)
Exchange price at positive50	(146)
Currency risk b r l [member] | Comprehensive Income 3 [Member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk b r l [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	2.06%
Currency risk e u r [member]
IfrsStatementLineItems [Line Items]
Exchange rate exposure	1.0674
Cash and cash equivalents and financial investments	$ 12
Currency risk e u r [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	6.01%
Exchange rate at scenario1	$ (1)
Exchange price at negative25	(3)
Exchange price at negative50	(6)
Exchange price at positive25	3
Exchange price at positive50	6
Currency risk e u r [member] | Comprehensive income1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk p e n [member]
IfrsStatementLineItems [Line Items]
Exchange rate exposure	3.7895
Cash and cash equivalents and financial investments	$ 32,963
Exchange rate exposure	3.7895
Loans and financings	$ 443
Currency risk p e n [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	5.41%
Exchange rate at scenario1	$ (1,783)
Exchange price at negative25	(8,240)
Exchange price at negative50	(16,480)
Exchange price at positive25	8,240
Exchange price at positive50	$ 16,480
Interest rates	5.41%
Currency risk p e n [member] | Comprehensive income1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk p e n [member] | Income Statement 1 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative25	111
Exchange price at negative50	222
Exchange price at positive25	(111)
Exchange price at positive50	(222)
Exchange rate at scenario2	24
Currency risk p e n [member] | Comprehensive Income 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Exchange rate at scenario2
Currency risk c a d [member]
IfrsStatementLineItems [Line Items]
Exchange rate exposure	1.3536
Cash and cash equivalents and financial investments	$ 641
Currency risk c a d [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	2.46%
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk c a d [member] | Comprehensive income1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1	16
Exchange price at negative25	(160)
Exchange price at negative50	(321)
Exchange price at positive25	160
Exchange price at positive50	$ 321
Currency risk n a d [member]
IfrsStatementLineItems [Line Items]
Exchange rate exposure	16.9647
Cash and cash equivalents and financial investments	$ 1,862
Currency risk n a d [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	6.19%
Exchange rate at scenario1
Exchange price at negative25
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Currency risk n a d [member] | Comprehensive income1 [member]
IfrsStatementLineItems [Line Items]
Exchange rate at scenario1	115
Exchange price at negative25	(466)
Exchange price at negative50	(931)
Exchange price at positive25	466
Exchange price at positive50	$ 931
Currency risk BRLCDISELIC [member]
IfrsStatementLineItems [Line Items]
Interest rates	13.65%
Cash cash equivalents and short term investments commodity price1	$ 61,341
Loans and financings	78,904
Derivative financial instruments	$ (292)
Currency risk BRLCDISELIC [member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	1.00%
Exchange price at negative50	$ (4,187)
Exchange price at positive25	2,093
Exchange price at positive50	4,187
Interest rate at scenario1	(8)
Interest price at negative25	$ (2,093)
Interest rates	1.00%
Currency risk BRLCDISELIC [member] | Comprehensive income1 [member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest rate at scenario1
Interest price at negative25
Currency risk BRLCDISELIC [member] | Income Statement 1 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	5,385
Exchange price at positive25	(2,693)
Exchange price at positive50	(5,385)
Interest price at negative25	2,693
Interest rate at scenario 2	10
Currency risk BRLCDISELIC [member] | Comprehensive Income 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest price at negative25
Interest rate at scenario 2
Currency risk BRLCDISELIC [member] | Income Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rates	1.00%
Exchange price at negative50	$ 2,114
Exchange price at positive25	(867)
Exchange price at positive50	(1,633)
Interest rate at scenario1	41
Interest price at negative25	986
Currency risk BRLCDISELIC [member] | Comprehensive Income 3 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest rate at scenario1
Interest price at negative25
Currency Risk U S D L I B O R [Member]
IfrsStatementLineItems [Line Items]
Interest rates	4.77%
Loans and financings	$ 182,067
Derivative financial instruments	$ (2,283)
Currency Risk U S D L I B O R [Member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	6.00%
Currency Risk U S D L I B O R [Member] | Income Statement 1 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	$ 4,339
Exchange price at positive25	(2,169)
Exchange price at positive50	(4,339)
Interest price at negative25	2,169
Interest rate at scenario 2	(106)
Currency Risk U S D L I B O R [Member] | Comprehensive Income 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest price at negative25
Interest rate at scenario 2
Currency Risk U S D L I B O R [Member] | Income Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Interest rates	6.00%
Exchange price at negative50	$ 280
Exchange price at positive25	(140)
Exchange price at positive50	(280)
Interest rate at scenario1	(2)
Interest price at negative25	140
Currency Risk U S D L I B O R [Member] | Comprehensive Income 3 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	(71)
Exchange price at positive25	36
Exchange price at positive50	71
Interest rate at scenario1	(0)
Interest price at negative25	$ (36)
Currency Risk I P C A T L P [Member]
IfrsStatementLineItems [Line Items]
Interest rates	5.79%
Loans and financings	$ 176,269
Currency Risk I P C A T L P [Member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	29.00%
Currency Risk I P C A T L P [Member] | Income Statement 1 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	$ 5,103
Exchange price at positive25	(2,551)
Exchange price at positive50	(5,103)
Interest price at negative25	2,551
Interest rate at scenario 2	511
Currency Risk I P C A T L P [Member] | Comprehensive Income 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest price at negative25
Interest rate at scenario 2
Currency Risk T J L P [Member]
IfrsStatementLineItems [Line Items]
Interest rates	7.37%
Loans and financings	$ 22,634
Currency Risk T J L P [Member] | Income statement [member]
IfrsStatementLineItems [Line Items]
Interest rates	17.00%
Currency Risk T J L P [Member] | Income Statement 1 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	$ 834
Exchange price at positive25	(417)
Exchange price at positive50	(834)
Interest price at negative25	417
Interest rate at scenario 2	(38)
Currency Risk T J L P [Member] | Comprehensive Income 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Interest price at negative25
Interest rate at scenario 2
Zinc [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	(2,283)
Commodities price	3,025
Zinc [member] | Income Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	41,976
Exchange price at positive25	(20,988)
Exchange price at positive50	$ (41,976)
Commodities price	1.79%
Commodity rate at scenario1	$ 18,733
Commodity price at negative25	20,988
Zinc [member] | Comprehensive Income 3 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	(9,353)
Exchange price at positive25	4,676
Exchange price at positive50	9,353
Commodity rate at scenario1	(4,174)
Commodity price at negative25	(4,676)
Copper [member]
IfrsStatementLineItems [Line Items]
Derivative financial instruments	(21,833)
Commodities price	8,387
Copper [member] | Income Statement 2 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50	(360)
Exchange price at positive25	(55,027)
Exchange price at positive50	$ (97,498)
Commodities price	8.49%
Commodity rate at scenario1	$ (14,153)
Commodity price at negative25	(4,483)
Copper [member] | Comprehensive Income 3 [Member]
IfrsStatementLineItems [Line Items]
Exchange price at negative50
Exchange price at positive25
Exchange price at positive50
Commodity rate at scenario1
Commodity price at negative25